Income taxes	12 Months Ended
Dec. 31, 2018
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Income taxes
22.	Income taxes

	2018	2017	2016
Current taxes expense -
Current period	$(35,258)	$(43,034)	$(31,666)
Adjustment for prior period	261	455	(127)

	$(34,997)	$(42,579)	$(31,793)
Deferred taxes expenses -
Origination and reversal of temporary differences	467	(6,731)	(6,478)

Total income tax expense	$(34,530)	$(49,310)	$(38,271)

During the year 2018, the deferred tax balances have been re-measured as a result of the change in Colombia’s income tax rate, 33%, 32%, 31% and 30% for the taxable year 2019, 2020, 2021 and 2022, respectively according to the law N°1943 published on December 28, 2018. Deferred tax expected to reverse in the year 2019, has been measured using the effective rate that will apply in Colombia for the period (33%).

The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2018	2017	2018	2017	2016
Deferred tax liabilities
Maintenance deposits	$(29,863)	$(26,586)	$3,277	$2,796	$2,286
Prepaid dividend tax	(8,859)	(14,103)	(5,244)	1,671	5,300
Property and equipment	(7,396)	(9,532)	(2,136)	2,107	(1,599)
Other	(4,691)	(4,050)	641	(1,962)	(10,147)
Set off tax	1,869	1,806	(63)	2,879	16,269

	$(48,940)	$(52,465)	$(3,525)	$7,491	$12,109
Deferred tax assets
Provision for return conditions	$7,136	$7,859	$723	$(253)	$4,417
Air traffic liability	1,792	1,281	(511)	(266)	305
Fuel derivative	—	—	—	107	4,403
Other provisions	4,687	4,416	(271)	(272)	(3,059)
Tax loss	4,295	7,349	3,054	2,803	4,572
Set off tax	(1,869)	(1,806)	63	(2,879)	(16,269)

	$16,041	$19,099	$3,058	$(760)	$(5,631)

	$(32,899)	$(33,366)	$(467)	$6,731	$6,478

At December 31, 2018 the deferred tax assets include an amount of $4.3 million ($7.3 million at December, 2017) which relates to carried forward tax losses of Copa Colombia. During 2018, the subsidiary generated a tax profit. The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. The Company expects to use the remaining tax losses within the next three to five years, however, these tax losses can be carried forward indefinitely.

The aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, is $453.8 million as of December 31, 2018 (2017: $397.9 million).

Reconciliation of the effective tax rate is as follows:

	Tax rate	2018	Tax rate	2017	Tax rate	2016
Net income		$88,095		$364,045		$323,409
Total income tax expense		34,530		49,310		38,271

Profit excluding income tax		122,625		413,355		361,680

Income taxes at Panamanian statutory rates	25.0%	30,656	25.0%	103,339	25.0%	90,420
Stations - Taxable/Panama	(19.6%)	(23,986)	(7.8%)	(32,043)	(5.5%)	(20,150)
Stations - Taxable/Non Panama	9.2%	11,319	1.7%	6,856	0.9%	3,383
Stations - Non Taxable/Non panama	3.4%	4,106	(9.4%)	(38,684)	(9.8%)	(35,509)
Dividend tax	10.4%	12,696	2.5%	10,297	0.0%	—
(Over) under provided in prior periods	(0.2%)	(261)	(0.1%)	(455)	0.04%	127

Provision for income taxes	28.2%	$34,530	11.9%	$49,310	10.6%	$38,271